Operating Segment Information - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Employees Facility	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of operating segments [line items]
Number of employees	12,000
Information about major customers	No other single customer contributed 10% or more to the Group's revenue for 2017, 2016 and 2015.
P&ARP [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	4
Number of employees	3,657
Revenue from two largest customers | €	€ 1,364	€ 1,220	€ 1,318
A&T [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	6
Number of employees	4,008
AS&I [member]
Disclosure of operating segments [line items]
Number of facilities | Facility	15
Number of employees	3,988